Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted net loss per share [Abstract]
Net loss attributable to Ucommune International Ltd.’s shareholders		¥ (1,996,413)	¥ (488,492)	¥ (791,150)
Weighted average ordinary shares used in computing basic and diluted loss per share	[1]	4,313,064	3,257,088	2,503,708
Basic and diluted net loss per share	[1]	¥ (462.88)	¥ (149.98)	¥ (316)

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26)